Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries and have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and the accounting disclosure rules and regulations of the SEC regarding interim financial reporting. Certain information and note disclosures normally included in the annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the 2022 Annual Report on Form 10-K. All intercompany balances and transactions are eliminated upon consolidation.

The condensed consolidated balance sheet as of December 31, 2022, included herein, was derived from the audited consolidated financial statements as of that date but does not include all disclosures, including certain notes, required by U.S. GAAP for annual reporting.

Certain prior period amounts presented on the statement of operations and comprehensive loss for the three and six months ended June 30, 2022 have been reclassified to conform to the current period presentation. See the Operating Expenses – Other section of this note for additional information regarding these reclassifications.

In the opinion of management, the accompanying condensed consolidated financial statements reflect all normal and recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods. The results for the three and six months ended June 30, 2023 are not necessarily indicative of the results to be expected for any subsequent quarter, the year ending December 31, 2023, or any other period.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of BFLY Operations, Inc. (formerly Butterfly Network, Inc.) and its wholly-owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”). All intercompany balances and transactions have been eliminated in consolidation.

COVID-19 Outbreak

COVID-19 Outbreak

The COVID-19 pandemic that began in 2020 has created significant global economic uncertainty and has impacted the Company’s operating results, financial condition and cash flows. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition will depend on future developments that are highly uncertain, including those that result from new information that may emerge concerning COVID-19, the economic impacts of the COVID-19 pandemic and the actions taken to contain the COVID-19 pandemic or address its impacts.

The Company has not incurred any significant impairment losses in the carrying values of its assets as a result of the COVID-19 pandemic and is not aware of any specific related event or circumstance that would require the Company to revise the estimates reflected in its financial statements.

Functional Currency

Functional Currency

The Company’s worldwide operations utilize the U.S. dollar (“USD”) as the functional currency considering the significant dependency of each subsidiary on the Company. Subsidiary operations are financed through the funding received from the Company in USD. For foreign entities where the USD is the functional currency, all foreign currency-denominated monetary assets and liabilities are remeasured at end-of-period exchange rates. Exchange gains and losses arising from the remeasurement of foreign currency-denominated monetary assets and liabilities are included in the Company’s operating results in the consolidated statements of operations and comprehensive loss.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and accounts receivable. As of June 30, 2023, substantially all of the Company’s cash and cash equivalents were invested in money market accounts with one financial institution. The Company also maintains balances in various operating accounts above federally insured limits. The Company has not experienced any significant losses on such accounts and does not believe it is exposed to any significant credit risk of its cash and cash equivalents.

As of June 30, 2023 and December 31, 2022, no customer accounted for more than 10% of the Company’s accounts receivable. No customer accounted for more than 10% of the Company’s total revenue for the three and six months ended June 30, 2023 and 2022.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, marketable securities and accounts receivable. As of December 31, 2022 and 2021, substantially all of the Company’s cash and cash equivalents and marketable securities were invested in money market accounts and mutual funds, respectively, with one financial institution. The Company also maintains balances in various operating accounts above federally insured limits. The Company has not experienced any significant losses on such accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents and marketable securities.

As of December 31, 2022, no customer accounted for more than 10% of the Company’s accounts receivable. As of December 31, 2021, one customer accounted for more than 10% of the Company’s accounts receivable. For the years ended December 31, 2022, 2021 and 2020, no customer accounted for more than 10% of the Company’s total revenue.

Segment Reporting

Segment Reporting

The Company’s Chief Operating Decision Maker (“CODM”), its Chief Executive Officer, reviews the Company’s financial information on a consolidated basis for purposes of allocating resources and evaluating its financial performance. Accordingly, the Company has determined that it operates as a single reportable segment. Substantially all of the Company’s long-lived assets are located in the United States. Since the Company operates as a single reporting segment, all required segment reporting disclosures can be found in the condensed consolidated financial statements.

Segment Information

The Company’s chief operating decision maker, its chief executive officer (“CEO”), reviews the financial information presented on a consolidated basis for purposes of allocating resources and evaluating its financial performance. Accordingly, the Company has determined that it operates in a single reportable segment. Substantially all of the Company’s long-lived assets are located in the United States. Since the Company operates in one operating segment, all required financial segment information can be found in the consolidated financial statements.

Use of Estimates

Use of Estimates

The Company makes estimates and assumptions about future events that affect the amounts reported in its condensed consolidated financial statements and accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates, judgments, and assumptions.

The Company bases its estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s condensed consolidated financial statements. There have been no material changes to the Company’s use of estimates as described in the consolidated financial statements for the year ended December 31, 2022.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions about future events that affect the amounts reported in its consolidated financial statements and accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates and assumptions. Significant estimates and assumptions include:

●	revenue recognition, including determination of the timing and pattern of satisfaction of performance obligations and determination of the standalone selling price (“SSP”) of performance obligations;
●	assumptions underlying the warranty liability calculation;
●	assumptions underlying the measurement of the purchase commitment loss;
●	measurement and allocation of capitalized costs, the net realizable value (the selling price as well as estimated costs of completion, disposal and transportation) of inventory, and demand and future use of inventory;
●	assumptions underlying the incremental borrowing rate calculation;
●	assumptions underlying the warrant liability calculation;
●	valuation allowances with respect to deferred tax assets; and
●	assumptions underlying the fair value used in the stock-based compensation expense calculation.

The Company bases these estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions about future events. Changes in estimates are recorded in the period in which they become known. Actual results could differ from these estimates, and any such differences may be material to the Company’s consolidated financial statements.

Operating Expenses - Other

Operating Expenses – Other

The Company classifies certain operating expenses that are not representative of the Company’s ongoing operations as other on the condensed consolidated statements of operations and comprehensive loss. These include costs related to the Company’s reduction in force, litigation, and legal settlements. To conform to current period presentation, $0.7 million and $0.9 million of general and administrative expenses related to litigation for the three and six months ended June 30, 2022, respectively, have been reclassified as other in the condensed consolidated statements of operations and comprehensive loss presented in this Quarterly Report on Form 10-Q. The following table summarizes the Company’s expenses classified as other in the condensed consolidated statements of operations and comprehensive loss (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Employment-related expenses	$261	$—	$3,879	$—
Legal-related expenses	1,911	692	4,726	942
Total other	$2,172	$692	$8,605	$942

See Note 12 “Reduction in Force” for additional information regarding the employment-related expenses classified as other in the condensed consolidated statements of operations and comprehensive loss.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“Topic 606”). Revenue is recognized when or as a customer obtains control of the promised goods and services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to in exchange for these goods and services. To achieve this core principle, the Company applies the following 5 steps:

●	Step 1: Identify Contracts with Customers: The Company typically enters into contracts with customers through direct sales executed via signed contracts with payment terms of 60 days or less. Multi-year software subscriptions typically require advance payment for each annual subscription period.
●	Step 2: Identify Performance Obligations: The Company’s contracts with customers often include multiple performance obligations. The Company has identified the following performance obligations in its contracts with customers:
●	Hardware devices and accessories
●	Software subscriptions, including renewal subscriptions, which represent an obligation to provide the customer with ongoing access to the Company’s cloud-hosted software applications on a continuous basis throughout the subscription period
●	Implementation and integration services
●	Extended warranties and customer service
●	Step 3: Determine Transaction Price: The Company’s contracts with customers include variable consideration in the form of refunds and credits for product returns and price concessions. The Company estimates variable consideration using the expected value method based on a portfolio of data from similar contracts.
●	Step 4: Allocate Transaction Price to Performance Obligations: The Company allocates transaction price to the performance obligations in contracts with customers based on the relative SSPs of the goods and services. For the software subscriptions and renewal subscriptions, which the Company sells to customers on a standalone basis, the Company uses the observable SSPs of new and renewal subscriptions, respectively. The Company’s sales of hardware devices and accessories represent single performance obligations.
●	Step 5: Recognize Revenue as Performance Obligations are Satisfied: Each sale of a hardware device or accessory is a performance obligation satisfied at a point in time when control of the good transfers from the Company to the customer. The Company’s software subscriptions, extended warranties and customer service are stand-ready performance obligations that are satisfied over time by providing the customer with ongoing access to the Company’s resources. The Company uses the time-elapsed (i.e., straight-line) measure of progress to recognize revenue as these performance obligations are satisfied evenly over the respective service periods. The implementation and integration services are a performance obligation satisfied over time, and the Company uses the costs incurred as inputs into the measure of progress to recognize revenue as it satisfies the performance obligation.

Deferred Revenue

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from software subscriptions and other services and is reduced as the revenue recognition criteria are met. Deferred revenue is classified as current or non-current on the consolidated balance sheets based on the expected timing of revenue recognition. The deferred revenue that will be recognized as revenue within the next twelve months is classified as current, and the deferred revenue that will be recognized thereafter is classified as non-current.

Warranties

The Company offers a standard product warranty that its products will function according to standard specifications and free of significant defects for a period of one year from when control is transferred to the customer. The Company evaluated the warranty liability under ASC Topic 606 and determined that it is an assurance-type warranty. When product revenue is recognized, an estimate of future warranty costs is recognized as cost of product revenue and accrued expenses. Factors that affect the estimate of future warranty costs include historical and current product failure rates, service delivery costs incurred in correcting product failures and warranty policies and business practices.

Cash and Cash Equivalents

Cash and Cash Equivalents

All highly liquid investments purchased with a maturity of three months or less are considered to be cash equivalents. As of December 31, 2022 and 2021, cash and cash equivalents consist principally of cash and money market accounts.

Trade Accounts Receivable and Allowance for Doubtful Accounts

Trade Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recognized as the original amount invoiced less an allowance for doubtful accounts based on the probability of future collection. In accordance with ASC Topic 326, Financial Instruments-Credit Losses, the Company estimates its allowance for doubtful accounts based on historical loss patterns, the number of days that billings are past due, current market conditions, and reasonable and supportable forecasts of future economic conditions. Accounts receivable are written off when deemed uncollectible and collection of the receivable is no longer being actively pursued. The following table summarizes the allowance for doubtful accounts activity:

(in thousands)	Fair Value
Allowance for doubtful accounts as of December 31, 2020	$576
Additions (recoveries)	(54)
Deductions – write offs	(82)
Allowance for doubtful accounts as of December 31, 2021	$440
Additions (recoveries)	315
Deductions – write offs	(227)
Allowance for doubtful accounts as of December 31, 2022	$528

Inventories

Inventories

Inventories primarily consist of raw materials, work-in-progress and finished goods which are purchased and held by the Company’s third-party contract manufacturers. Inventories are stated at the lower of actual cost, determined using the average cost method, or net realizable value. Actual cost includes all direct and indirect production costs to convert materials into a finished product. Net realizable value is based upon an estimated average selling price reduced by the estimated costs of completion, disposal and transportation. The determination of net realizable value involves certain judgments including estimating average selling prices. The Company reduces the value of inventory for estimated obsolescence or lack of marketability by the difference between the cost of the affected inventory and the net realizable value.

The valuation of inventories also requires the Company to estimate excess and obsolete inventory. The Company considers new product development schedules, the effect that new products might have on the sale of existing products, product obsolescence, product merchantability and whether older products can be remanufactured into new products, among other factors.

Losses expected to arise from firm, non-cancelable and unhedged commitments for the future purchase of inventories are recognized unless the losses are recoverable through firm sales contracts or other means.

Restricted Cash

Restricted Cash

Restricted cash includes deposits in financial institutions restricted according to an agreement and used to secure a lease agreement. The Company classifies the amount restricted according to an agreement as prepaid expenses and other current assets as the Company expects the deposit to be released from restriction within the next twelve months. The Company classifies the amount used to secure a lease agreement within other non-current assets as the lease is long-term. The amount shown as restricted cash is included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the consolidated statement of cash flows.

Security Deposits		Security Deposits Security deposits represent amounts paid to third parties in relation to non-cancelable leases.
Vendor Advances

Vendor Advances

Vendor advances represent amounts paid to third-party vendors for future services to be received related to production of the Company’s inventories. The amounts are presented net of write offs.  The classification of vendor advances as current or non-current is based on the estimated timing of inventory delivery.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation expense is computed using the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the remaining lease term or the estimated useful lives of related improvements.

Useful lives for property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Software	3 years
Machinery and equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term

Expenditures for major renewals and improvements are capitalized. Expenditures for repairs and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost of those assets and the related accumulated depreciation and amortization is eliminated from the balance sheet, and any resulting gains or losses are included in the statements of operations and comprehensive loss in the period of disposal.

Capitalized Software Development Costs

Capitalized Software Development Costs

Costs to develop or obtain software for internal use are capitalized and recorded as capitalized software development costs on the consolidated balance sheets as a component of property and equipment, net. The Company capitalizes qualifying costs associated with internal-use software incurred during the application development stage if management with relevant authority authorizes the project, it is probable the project will be completed and the software will be used to perform the function intended. Costs incurred during the preliminary project and post-implementation stages, including training and maintenance, are expensed as incurred. Capitalized costs are amortized on a project-by-project basis using the straight-line method over the estimated economic life of the software, which is three years, beginning when the software is substantially ready for use. Amortization expense is classified in the consolidated statements of operations and comprehensive loss based on the nature of the software.

Leases

Leases

The Company primarily enters into leases for office space that are classified as operating leases. The Company determines if an agreement is or contains a lease at inception. The Company accounts for leases in accordance with ASC Topic 842, Leases, by recognizing right-of-use assets and lease liabilities.  The Company classifies right-of-use assets as operating lease assets on the consolidated balance sheets. The Company classifies the current portion of lease liabilities, representing lease payments due within the next twelve months, as accrued expenses and other current liabilities on the consolidated balance sheets. The Company classifies the non-current portion of lease liabilities as operating lease liabilities on the consolidated balance sheets. The lease term includes the non-cancelable period of the lease plus any additional periods covered by an option to extend that the Company is reasonably certain to exercise. Generally, the Company may terminate its leases with the notice required in the lease agreement and upon payment of a termination fee, if required. The Company’s leases do not include substantial variable payments based on indexes or rates. The Company’s lease agreements do not contain any significant residual value guarantees or restrictive covenants.

The Company’s leases do not provide a readily determinable implicit discount rate. The Company’s incremental borrowing rate is estimated to approximate an interest rate on a collateralized basis with similar terms and payments and in similar economic environments. Operating lease right-of-use assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company recognizes a single lease cost on a straight-line basis over the lease term, and the Company includes all cash payments within cash flows from operating activities as the change in operating lease assets and liabilities in the consolidated statements of cash flows.

The Company evaluates right-of-use assets for impairment consistent with its impairment of long-lived assets policy. There were no impairments of right-of-use assets in the years ended December 31, 2022 and 2021. The Company does not have any finance or capital leases as of December 31, 2022 and 2021.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment at least annually or whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable. Each impairment test is based on a comparison of the undiscounted cash flows to the recorded value of the asset. If the recorded value of the asset is less than the undiscounted cash flows, the asset is written down to its estimated fair value. No impairments were recorded for the years ended December 31, 2022 and 2021. The Company recorded an impairment charge of $1.4 million during the year ended December 31, 2020 related to historical prepayments to a related party for the acquisition of capital assets.

Warrant Liability

Warrant Liability

The Company’s outstanding warrants include publicly-traded warrants (the “Public Warrants”), which were issued as one-third of a warrant per unit during the Company’s initial public offering on May 26, 2020 (the “IPO”), and warrants sold in a private placement to Longview’s sponsor (the “Private Warrants”). The Company evaluated its warrants under ASC Subtopic 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, and concluded that they do not meet the criteria to be classified in stockholders’ equity. Since the Public Warrants and Private Warrants meet the definition of a derivative under ASC Topic 815, Derivatives and Hedging, the Company recorded these warrants as non-current liabilities on the consolidated balance sheets at fair value upon the closing of the Business Combination, with subsequent changes in their respective fair values recognized in the consolidated statements of operations and comprehensive loss at each reporting date.

Cost of Revenue

Cost of Revenue

Cost of product revenue includes manufacturing costs, personnel costs and benefits, inbound freight, packaging, warranty replacement costs, payment processing fees and inventory obsolescence and write offs. Cost of software and other services revenue includes personnel costs, cloud hosting costs, amortization of capitalized software development costs and payment processing fees.

Research and Development

Research and Development

R&D expenses primarily consist of personnel costs and benefits, facilities expenses, consulting and professional fees, fabrication services, software and other outsourcing expenses. Substantially all of the Company’s R&D expenses are related to developing new products and services and improving existing products and services. R&D expenses are expensed as incurred.

Sales and Marketing

Sales and Marketing

Sales and marketing expenses primarily consist of personnel costs and benefits, third-party logistics, fulfillment and outbound shipping costs, facilities expenses, advertising, and travel and entertainment. Advertising expenses are expensed as incurred. For the years ended December 31, 2022, 2021 and 2020, advertising expenses were $5.8 million, $8.3 million and $4.7 million, respectively.

General and Administrative

General and Administrative

General and administrative expenses primarily consist of personnel costs and benefits, insurance, patent fees, software costs, facilities costs and outside services. Outside services consist of professional services, legal fees and other professional fees.

Net Loss per Common Share

Net Loss per Common Share

We compute net loss per share of Class A and Class B common stock using the two-class method. Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of each class of the Company’s common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all of the Company’s potential common shares outstanding of the Company’s common stock to the extent the potential shares are dilutive. Basic and diluted net loss per share were the same for each period presented in the consolidated statements of operations and comprehensive loss as the inclusion of all potential shares of the Company’s common stock would have been anti-dilutive. Since the Company was in a net loss position for all periods presented, the basic net loss per share calculation excludes the Company’s convertible preferred stock as it does not participate in net losses of the Company. Refer to Note 12 “Net Loss Per Share” for further discussion.

Stock-Based Compensation Expense

Stock-Based Compensation Expense

The measurement of stock-based compensation expense for all stock-based payment awards, including stock options and restricted stock units granted to employees, directors and nonemployees, is based on the estimated fair value of the awards on the grant date.

The Company recognizes stock-based compensation expense for its awards on a straight-line basis over the requisite service period of the individual grants, which is generally the vesting period, based on the awards’ estimated grant date fair values. Generally, awards fully vest three to four years from the grant date and stock options have a contractual term of 10 years. The Company recognizes the effect of forfeiture in stock-based compensation expense based on actual forfeitures when they occur.

The Company granted performance-based restricted stock units during the years ended December 31, 2022, 2021 and 2020. The Company accounted for these awards according to the relevant provisions of ASC Topic 718, Compensation-Stock Compensation. For performance-based awards, the Company recognizes expense using the accelerated attribution method. Refer to Note 11 “Equity Incentive Plan” for further discussion about the nature of the transactions.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more likely than not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Recent Accounting Pronouncements Adopted

Recent Accounting Pronouncements Adopted

In November 2021, the Financial Accounting Standards Board issued Accounting Standards Update 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance, which introduced new guidance on disclosures for government assistance received by business entities, including disclosures of the types of assistance received, an entity’s accounting for the assistance and the effect of the assistance on an entity’s financial statements. The Company adopted the guidance prospectively as of January 1, 2022.